Document And Entity Information	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The foregoing information (including the exhibit hereto) is being furnished under “Item 2.02 Results of Operations and Financial Condition” and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, except as shall be expressly set forth by specific reference in such filing.
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	ACCURAY INCORPORATED
Entity Central Index Key	0001138723
Entity File Number	001-33301
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8370041
Entity Address, Address Line One	1310 Chesapeake Terrace
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	716-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ